Principles underlying preparation of consolidated financial statements - Impact of adopting IFRS 16 on the statement of financial position (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Property and equipment (right-of-use assets)	₽ 2,346	₽ 1,074	₽ 724
Liabilities
Long-term portion of lease liabilities	1,017
Short-term portion of lease liabilities	340
Trade and other payables	₽ 27,295	27,499
Increase (decrease) due to application of IFRS 16
Assets
Property and equipment (right-of-use assets)		936
Liabilities
Long-term portion of lease liabilities		704
Short-term portion of lease liabilities		364
Trade and other payables		₽ (132)